Goodwill and Intangible Assets, Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Acquired Finite Lived Intangible Assets [Member] USD ($)	Dec. 31, 2013 Acquired Finite Lived Intangible Assets [Member] CNY	Dec. 31, 2012 Acquired Finite Lived Intangible Assets [Member] CNY	Dec. 31, 2011 Acquired Finite Lived Intangible Assets [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 4,901	29,669	28,658	25,058	$ 4,901	29,669	28,658	25,058